SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Restricted Cash) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents	$ 3,444,421	$ 950,225
Restricted cash	4,070,655	7,192,928
Total cash, cash equivalents and restricted cash in the statement of cash flows	$ 7,515,076	$ 8,143,153	$ 6,920,873	$ 9,592,720